Derivative and Hedging Activities - Fair Value Level 3 Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ (35)
Balance, end of period	282	$ (35)
Energy related derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	(35)
Balance, end of period	282	(35)
Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	0
Balance, end of period	7	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	(15)
Balance, end of period	94	(15)
Fair Value, Inputs, Level 3 [Member] | Commodity contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	(15)	(10)
Total gains (losses) (realized/unrealized): Included in earnings	77	2
Total purchases, issuances, sales and settlements: Settlements	25	(7)
Balance, end of period	87	(15)
Fair Value, Inputs, Level 3 [Member] | Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	0	0
Total gains (losses) (realized/unrealized): Included in earnings	7	0
Total purchases, issuances, sales and settlements: Settlements	0	0
Balance, end of period	7	0
Oil, Natural Gas and NGL Sales [Member] | Fair Value, Inputs, Level 3 [Member] | Commodity contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Total gains (losses) (realized/unrealized): Included in earnings	77	2
Change in unrealized gains (losses) related to assets still held at reporting date	86	(14)
Oil, Natural Gas and NGL Sales [Member] | Fair Value, Inputs, Level 3 [Member] | Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Total gains (losses) (realized/unrealized): Included in earnings	7	0
Change in unrealized gains (losses) related to assets still held at reporting date	$ 7	$ 0